Schwab Funds®

211 Main Street

San Francisco, CA 94105

July 10, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab VIT Balanced Portfolio, Schwab VIT Balanced with Growth Portfolio, and Schwab VIT Growth Portfolio, each a series of the Schwab Annuity Portfolios (File Nos. 033-74534 and 811-08314)

Ladies and Gentlemen:

On behalf of the Schwab VIT Portfolios, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus with respect to the above-named Funds (the “Funds”), dated March 5, 2012, as amended June 28, 2012, filed pursuant to Rule 497(e) under the Securities Act of 1933, (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (720) 785-8093.

Very truly yours,

/s/ Rodney DeWalt
Rodney DeWalt
Director and Corporate Counsel